Other Operating Income - Summary of Other Operating Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 488,418,535	$ 831,336,610	$ 500,385,074
Other Adjustments and Interest on sundry Credits
Disclosure Of Other Operating Income [line items]
Other Operating Income	94,819,108	463,044,677	251,820,425
Rental of Safety Deposit Boxes
Disclosure Of Other Operating Income [line items]
Other Operating Income	32,910,007	26,705,074	27,162,133
Other Financial Income
Disclosure Of Other Operating Income [line items]
Other Operating Income	27,966,270	24,539,176	7,453,362
Other Income from Services
Disclosure Of Other Operating Income [line items]
Other Operating Income	203,939,849	157,422,406	119,594,784
Reversed allowances
Disclosure Of Other Operating Income [line items]
Other Operating Income	1,079,684	55,440,738	440,440
Others
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 127,703,617	$ 104,184,539	$ 93,913,930